Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	7.19
Maximum Aggregate Offering Price	$ 5,392,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 825.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 shall also cover any additional shares of the common stock of Lifecore Biomedical, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.
(2)Represents 750,000 shares of the Registrant’s common stock reserved under the Registrant’s Equity Inducement Plan adopted on March 20, 2024, as amended by a First Amendment dated April 11, 2025.
(3)Estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) and (h) under the Securities Act using the average of the high and low sale prices of the common stock on August 4, 2025, as reported on The Nasdaq Global Select Market.